ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Feb. 28, 2026
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of Company's major subsidiaries, the VIEs and their subsidiaries and schools

		Place of
		incorporation (or	Percentage
	Date of	establishment)	of legal	Principal	Nature of
Name	incorporation	/operation	ownership	activities	company
TAL Holding Limited (“TAL Hong Kong”)	March 11, 2008	Hong Kong	100%	Intermediate holding company	Subsidiary
Beijing Century TAL Education Technology Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales and consulting services	Subsidiary
Beijing Xintang Sichuang Education Technology Co., Ltd. (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and network development, sales, and consulting services	Subsidiary
Pengxin TAL Industrial Investment (Shanghai) Co., Ltd. (“Pengxin TAL”)	June 26, 2014	Shanghai	100%	Investment management and consulting services	Subsidiary
Shenzhen Xingtong Technology Co., Ltd. (“Shenzhen Xingtong”)	March 10, 2022	Shenzhen	100%	Learning device development and sales	Subsidiary
Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A*	Sales of educational materials and products	VIE
Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A*	Technology development and educational consulting services	VIE
Xinxin Xiangrong Education Technology (Beijing) Co., Ltd. (“Xinxin Beijing”)	June 23, 2015	Beijing	N/A*	Technology development and educational consulting services	VIE
Xinxin Xiangrong Culture Development (Shenzhen) Co., Ltd. ( “Xinxin Shenzhen”)	August 30, 2022	Shenzhen	N/A*	Technology development and educational consulting services	VIE
TAL Education Technology (Jiangsu) Co., Ltd. (“TAL Jiangsu”)	July 4, 2018	Jiangsu	N/A*	Technology development and consulting services	VIE’s subsidiaries and schools
Shidai TAL Education Technology (Beijing) Co., Ltd. (“Shidai TAL”)	July 26, 2018	Beijing	N/A*	Technology development and consulting services	VIE’s subsidiaries and schools
*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Variable Interest Entities arrangements

	As of February 28,	As of February 28,
	2025	2026
Cash and cash equivalents	$513,971	$390,414
Other current assets	343,250	450,203
Total current assets	857,221	840,617

Property and equipment, net	404,331	429,783
Other non-current assets	596,552	885,128
Total assets	1,858,104	2,155,528

Deferred revenue, current	531,655	686,406
Other current liabilities	629,886	705,322
Total current liabilities	1,161,541	1,391,728

Total non-current liabilities	193,381	273,756
Total liabilities	$1,354,922	$1,665,484

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2024	2025	2026
Net revenues	$1,230,855	$1,834,109	$2,365,642
Net income	$257,674	$395,184	$766,977

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2024	2025	2026
Net cash provided by operating activities	$480,165	$662,600	$878,363
Net cash used in investing activities	$(137,073)	$(87,476)	$(135,107)
Net cash used in financing activities	$—	$(273)	$—